Inventories, net - Schedule of Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 28	$ 25
Work in progress	2	3
Finished goods	96	87
Inventories, gross	126	114
Obsolescence reserve	(10)	(2)
Inventories, net	$ 116	$ 113